per share amounts (Tables)	6 Months Ended
Jun. 30, 2026
per share amounts
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Basic total weighted average number of Common Shares outstanding	1,574	1,525	1,568	1,519
Effect of dilutive securities — Restricted share units	—	5	—	5
Diluted total weighted average number of Common Shares outstanding	1,574	1,530	1,568	1,524